Fees Summary	Aug. 28, 2026 USD ($)
Fees Summary [Line Items]
Previously Paid Amount	$ 0.00
Total Fee Amount	3,888.72
Total Transaction Valuation	28,158,703.12
Total Offset Amount	0.00
Net Fee	$ 3,888.72
Offering Table N/A
Offset Table N/A	N/A